Share based payment arrangements - Summarized Balance Sheet (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Share based payment arrangements [line items]
Current assets	€ 35,481	€ 42,748
Current liabilities	11,374	21,716
Non-current assets	19,639	24,711
Non-current liabilities	19,024	13,256
Accumulated NCI	295	(230)
voxeljet China
Share based payment arrangements [line items]
Current assets	4,183	3,442
Current liabilities	2,620	5,195
Current net (assets) liabilities	(1,563)	1,753
Non-current assets	853	1,459
Non-current liabilities	60	735
Non-current net assets	793	724
Net (assets) liabilities	(2,356)	1,029
Accumulated NCI	€ 295	€ (230)